PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2020
PLEDGE OF ASSETS
PLEDGE OF ASSETS

24    PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in Note 19. As of December 31, 2020, a summary of these pledged assets was as follows:

	December 31, 2020	December 31, 2019
Property, plant and equipment (Note 7)	5,191,185	4,946,338
Right-of-use assets (Note 20)	1,232,491	373,048
Intangible assets (Note 6)	960	757,269
Notes receivable (Note 14)	1,499,260	667,190
Investments in associates (Note 9)	395,610	538,787

	8,319,506	7,282,632

As of December 31, 2020, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB912 million (December 31, 2019: RMB1,209 million), and the non-current portion of long-term loans and borrowings amounting to RMB5,976 million (December 31, 2019: RMB10,265 million) were secured by the contractual right to charge users for electricity generated in the future.